Business Combination	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Combination
NOTE 4.
BUSINESS COMBINATION
On July 27, 2022, Precision acquired the well servicing business and associated rental assets of High Arctic Energy Services Inc. for consideration of $38 million. On the date of acquisition, Precision made a $10 million cash payment with the remaining balance of $28 million, included in accounts payable and accrued liabilities at December 31, 2022, and subsequently paid in the first quarter of 2023.
Included in the Completion and Production Services operating segment, the acquisition increased the size and scale of Precision’s operations within the Canadian well servicing industry, adding well-service rigs to its fleet along with related rental assets, ancillary support equipment, inventories, spares and operating facilities in key operating basins.
The acquisition was accounted for as a business combination, using the acquisition method, whereby the Acquired Assets and Assumed Liabilities (
Acquired Net Assets
) were recorded at their estimated fair values at the date of acquisition. Precision relied on a third-party appraisal when determining the fair value of the Acquired Net Assets.
Precision incurred $1 million of various transaction costs related to the business combination, which were recognized as an expense in the statement of net loss. These costs were primarily related to advisory, legal, consulting and other transaction costs.
The following table summarizes the allocation of the purchase price:

(Stated in thousands of Canadian dollars)
Cash	$10,200
Accounts payable and accrued liabilities	27,300
Fair value of consideration transferred	$37,500

Acquired Assets
Rig equipment	$32,796
Vehicles	900
Buildings	1,457
Land	2,347
Right-of-use assets	6,990
Assumed Liabilities
Lease obligations	(6,990)
Fair value of Acquired Net Assets	$37,500
Since the date of acquisition, depreciation of the acquired property, plant and equipment was recognized in the statement of net loss in accordance with Precision’s existing depreciation policies for similar equipment types.